Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	As of December 31
	2021	2020
	USD thousands

Balance in USD	9,174	10,758
Balance in other currencies	1,716	489
Total cash and cash equivalents	10,890	11,247